Income tax benefit/(expense) (Tables)	12 Months Ended
Dec. 31, 2019
Income tax benefit/(expense)
Schedule of income tax benefit/(expense)

	For the year ended
	December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Current income tax	(87)	(99)	(5,157)
Deferred income tax	369,764	(26,370)	80,081
Income tax benefit/(expense)	369,677	(26,469)	74,924

Schedule of tax on the Group?s loss before income tax differs from the theoretical amount statutory tax rate applicable to loss of the consolidated entities

	For the year ended
	December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Loss before income tax	976,633	1,163,816	1,762,236
Tax calculated at PRC statutory income tax rate of 25%	244,158	290,954	440,559
Differential of income tax rates applicable to subsidiaries	—	(179,909)	(120,179)
Expense not deductible for tax purposes	(2,909)	(85,795)	(53,578)
Incomes not subject to tax	—	7,549	9,022
Tax losses and temporary differences for which no deferred income tax asset was recognized	—	(221)	(170,868)
Deferred tax assets recognized for previously unrecognized tax losses and temporary differences	128,428	—	—
Derecognization of deferred tax assets on tax losses	—	(60,337)	(40,668)
Additional deductible allowance for research and development expenses	—	407	2,936
Adjustments for current tax of prior periods	—	883	—
Utilization of previously unrecognized tax losses	—	—	7,700
Income tax benefit/(expense)	369,677	(26,469)	74,924

Schedule of unused tax losses

	At December 31,
	2018	2019
	RMB’000	RMB’000
Unused tax losses for which no deferred tax asset has been recognized	244,027	1,133,461

Schedule of unused tax losses by expiration date

	At December 31,
	2018	2019
	RMB’000	RMB’000
Year 2022	241,348	277,048
Year 2023	—	121,521
Year 2024	—	448,605